Lord Abbett Affiliated Fund

90 Hudson Street

Jersey City, New Jersey 07302-3973

March 5, 2007

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Lord Abbett Affiliated Fund
1933 Act File No. 002-10638
1940 Act File No. 811-00005

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 95 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on February 28, 2007.

Please contact the undersigned at (201) 395-2177 if you have any questions or comments.

Sincerely yours,

/s/ Leslie C. Leda
Leslie C. Leda
Senior Paralegal
Lord, Abbett & Co. LLC